Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 52.6%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	5,000	$ 2,709,600
Air Freight & Logistics - 1.4%
United Parcel Service, Inc., Class B	72,000	9,386,640
Automobiles - 0.8%
Ford Motor Co.	375,000	4,057,500
General Motors Co.	40,000	1,772,800
		5,830,300
Banks - 2.2%
JPMorgan Chase & Co.	40,000	8,512,000
Regions Financial Corp.	300,000	6,711,000
		15,223,000
Beverages - 1.2%
PepsiCo, Inc.	50,000	8,633,500
Biotechnology - 4.4%
AbbVie, Inc.	60,000	11,119,200
Amgen, Inc.	35,000	11,636,450
Gilead Sciences, Inc.	105,000	7,986,300
		30,741,950
Capital Markets - 4.1%
BlackRock, Inc.	10,000	8,765,000
Goldman Sachs Group, Inc.	24,500	12,471,235
Interactive Brokers Group, Inc., Class A	15,000	1,789,050
Morgan Stanley	49,372	5,095,684
		28,120,969
Consumer Staples Distribution & Retail - 0.9%
Target Corp.	40,000	6,016,400
Electric Utilities - 1.7%
Duke Energy Corp.	35,000	3,824,450
Southern Co.	95,000	7,934,400
		11,758,850
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	40,000	10,616,000
Household Products - 1.2%
Procter & Gamble Co.	50,000	8,038,000
Insurance - 1.4%
American International Group, Inc.	70,000	5,546,100
Travelers Cos., Inc.	20,000	4,328,800
		9,874,900
Interactive Media & Services - 5.1%
Alphabet, Inc., Class C	157,500	27,271,125
Meta Platforms, Inc., Class A	17,500	8,309,525
		35,580,650
IT Services - 2.5%
Accenture PLC, Class A	11,500	3,802,130
International Business Machines Corp.	71,000	13,641,940
		17,444,070
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 4.2%
Chevron Corp.	55,000	$ 8,825,850
Devon Energy Corp.	40,000	1,881,200
Diamondback Energy, Inc.	20,000	4,046,200
Exxon Mobil Corp.	25,000	2,964,750
Occidental Petroleum Corp.	85,000	5,169,700
ONEOK, Inc.	40,000	3,333,200
Williams Cos., Inc.	75,000	3,220,500
		29,441,400
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	135,000	6,420,600
Johnson & Johnson	65,000	10,260,250
Merck & Co., Inc.	125,000	14,141,250
Pfizer, Inc.	69,180	2,112,757
		32,934,857
Residential REITs - 0.6%
AvalonBay Communities, Inc.	20,000	4,098,400
Retail REITs - 0.8%
Realty Income Corp.	100,000	5,743,000
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.	90,000	14,461,200
NVIDIA Corp.	50,000	5,851,000
		20,312,200
Software - 3.7%
Microsoft Corp.	53,250	22,277,138
Oracle Corp.	25,000	3,486,250
		25,763,388
Specialized REITs - 1.6%
Equinix, Inc.	10,800	8,534,592
Public Storage	7,598	2,248,400
		10,782,992
Specialty Retail - 1.9%
Best Buy Co., Inc.	85,000	7,354,200
Lowe's Cos., Inc.	23,275	5,714,245
		13,068,445
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	102,500	22,763,200
Total Common Stocks (Cost $269,172,309)		364,882,711

	Principal	Value
CORPORATE DEBT SECURITIES - 41.0%
Aerospace & Defense - 0.4%
Bombardier, Inc.
7.25%, 07/01/2031 (A)	$ 825,000	849,757
Rolls-Royce PLC
5.75%, 10/15/2027 (A)	2,050,000	2,074,362
		2,924,119
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Air Freight & Logistics - 0.2%
XPO CNW, Inc.
6.70%, 05/01/2034	$ 1,181,000	$ 1,240,766
Automobile Components - 1.7%
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (A)	1,575,000	1,573,270
8.50%, 05/15/2027 (A)	1,250,000	1,258,977
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	5,200,000	5,305,300
Dana, Inc.
5.38%, 11/15/2027	1,300,000	1,277,686
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029 (B)	1,000,000	942,074
7.00%, 03/15/2028	876,000	894,738
Titan International, Inc.
7.00%, 04/30/2028	720,000	699,315
		11,951,360
Automobiles - 0.5%
Jaguar Land Rover Automotive PLC
5.88%, 01/15/2028 (A)	1,750,000	1,729,607
Winnebago Industries, Inc.
6.25%, 07/15/2028 (A)	1,525,000	1,511,883
		3,241,490
Banks - 1.2%
Associated Banc-Corp.
4.25%, 01/15/2025	1,874,000	1,856,600
Bank of Montreal
Fixed until 11/26/2034, 7.30% (C), 11/26/2084	1,000,000	1,011,184
Citigroup, Inc.
Fixed until 08/15/2029, 7.13% (C), 08/15/2029 (D)	3,000,000	3,004,236
Fixed until 11/15/2028, 7.63% (C), 11/15/2028 (D)	1,000,000	1,041,125
First Horizon Bank
5.75%, 05/01/2030 (B)	1,750,000	1,713,372
		8,626,517
Broadline Retail - 0.3%
Dillard's, Inc.
7.00%, 12/01/2028	230,000	239,572
7.75%, 07/15/2026	1,150,000	1,191,084
Macy's Retail Holdings LLC
5.88%, 04/01/2029 (A)(B)	900,000	879,029
		2,309,685
Building Products - 0.6%
BlueLinx Holdings, Inc.
6.00%, 11/15/2029 (A)	1,150,000	1,097,144
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	2,000,000	1,913,417
Patrick Industries, Inc.
4.75%, 05/01/2029 (A)	1,000,000	932,010
		3,942,571
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 3.6%
AG Issuer LLC
6.25%, 03/01/2028 (A)	$ 1,000,000	$ 954,380
Ares Capital Corp.
7.00%, 01/15/2027	3,275,000	3,374,000
Blackstone Private Credit Fund
7.05%, 09/29/2025	2,315,000	2,346,803
Brightsphere Investment Group, Inc.
4.80%, 07/27/2026	2,910,000	2,820,197
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032 (A)	2,800,000	2,549,633
FS KKR Capital Corp.
6.88%, 08/15/2029	3,850,000	3,889,284
7.88%, 01/15/2029	1,550,000	1,626,703
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/2027	2,000,000	1,915,691
MidCap Financial Investment Corp.
5.25%, 03/03/2025	1,500,000	1,479,464
StoneX Group, Inc.
7.88%, 03/01/2031 (A)	3,675,000	3,825,252
		24,781,407
Chemicals - 0.3%
Chemours Co.
5.75%, 11/15/2028 (A)	2,495,000	2,333,213
Commercial Services & Supplies - 2.2%
Cimpress PLC
7.00%, 06/15/2026	1,500,000	1,500,270
CoreCivic, Inc.
8.25%, 04/15/2029	1,750,000	1,840,711
Enpro, Inc.
5.75%, 10/15/2026	3,594,000	3,576,030
Garda World Security Corp.
9.50%, 11/01/2027 (A)	250,000	251,585
GEO Group, Inc.
8.63%, 04/15/2029	3,700,000	3,842,790
Upbound Group, Inc.
6.38%, 02/15/2029 (A)	3,675,000	3,593,734
Williams Scotsman, Inc.
4.63%, 08/15/2028 (A)	805,000	765,840
		15,370,960
Construction & Engineering - 1.9%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC
6.25%, 09/15/2027 (A)	1,300,000	1,290,135
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 02/01/2026 (A)	362,000	360,698
Forestar Group, Inc.
5.00%, 03/01/2028 (A)	5,000,000	4,812,726
Installed Building Products, Inc.
5.75%, 02/01/2028 (A)	4,801,000	4,718,660
M/I Homes, Inc.
4.95%, 02/01/2028	2,235,000	2,180,824
		13,363,043
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 1.6%
Eco Material Technologies, Inc.
7.88%, 01/31/2027 (A)	$ 4,850,000	$ 4,928,326
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028 (A)	3,765,000	3,615,827
Summit Materials LLC/Summit Materials Finance Corp.
6.50%, 03/15/2027 (A)	2,208,000	2,210,760
7.25%, 01/15/2031 (A)	150,000	156,397
		10,911,310
Consumer Finance - 0.6%
Enova International, Inc.
8.50%, 09/15/2025 (A)	1,800,000	1,801,868
World Acceptance Corp.
7.00%, 11/01/2026 (A)	2,475,000	2,380,846
		4,182,714
Consumer Staples Distribution & Retail - 0.8%
Arko Corp.
5.13%, 11/15/2029 (A)(B)	675,000	588,895
United Natural Foods, Inc.
6.75%, 10/15/2028 (A)(B)	2,875,000	2,626,395
US Foods, Inc.
6.88%, 09/15/2028 (A)	2,300,000	2,361,116
		5,576,406
Containers & Packaging - 0.4%
Sealed Air Corp.
6.50%, 07/15/2032 (A)	3,000,000	3,040,008
Distributors - 0.7%
G-III Apparel Group Ltd.
7.88%, 08/15/2025 (A)	4,775,000	4,778,896
Diversified Consumer Services - 0.4%
Service Corp. International
7.50%, 04/01/2027	2,500,000	2,591,717
Diversified REITs - 0.4%
Rithm Capital Corp.
6.25%, 10/15/2025 (A)	561,000	560,081
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.75%, 04/15/2028 (A)	2,500,000	2,160,287
10.50%, 02/15/2028 (A)	350,000	353,321
		3,073,689
Electric Utilities - 0.5%
Talen Energy Supply LLC
8.63%, 06/01/2030 (A)	2,250,000	2,420,705
TransAlta Corp.
7.75%, 11/15/2029	864,000	906,490
		3,327,195
Electrical Equipment - 0.2%
WESCO Distribution, Inc.
7.25%, 06/15/2028 (A)	1,000,000	1,024,321
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	$ 1,500,000	$ 1,494,582
Financial Services - 2.9%
Ally Financial, Inc.
Fixed until 05/15/2028, 4.70% (C), 05/15/2028 (D)	2,250,000	1,873,043
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (A)	2,500,000	2,444,849
9.25%, 07/01/2031 (A)	4,750,000	5,058,470
Coinbase Global, Inc.
3.63%, 10/01/2031 (A)	1,250,000	1,039,316
Credit Acceptance Corp.
6.63%, 03/15/2026 (B)	3,750,000	3,749,600
ILFC E-Capital Trust I
3-Month Term SOFR + 1.81%, 7.16% (C), 12/21/2065 (A)	900,000	747,058
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/2028 (A)	2,500,000	2,321,008
PRA Group, Inc.
5.00%, 10/01/2029 (A)	1,300,000	1,148,879
7.38%, 09/01/2025 (A)	2,000,000	1,998,102
		20,380,325
Food Products - 0.7%
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/2028 (A)	1,062,000	1,013,401
Post Holdings, Inc.
5.50%, 12/15/2029 (A)	4,000,000	3,877,922
		4,891,323
Ground Transportation - 0.6%
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/2028 (A)	250,000	245,030
7.00%, 06/15/2032 (A)	3,800,000	3,916,881
		4,161,911
Health Care Providers & Services - 0.4%
AdaptHealth LLC
5.13%, 03/01/2030 (A)(B)	3,000,000	2,681,203
Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	1,000,000	970,719
Hotels, Restaurants & Leisure - 4.3%
Carnival Corp.
5.75%, 03/01/2027 (A)	1,700,000	1,691,631
10.50%, 06/01/2030 (A)	3,227,000	3,507,352
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	2,504,000	2,522,645
7.50%, 09/01/2031 (A)	4,500,000	4,696,600
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (A)(B)	1,500,000	1,453,933
6.50%, 05/15/2027 (A)	2,388,000	2,414,020
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028 (B)	$ 4,950,000	$ 4,719,899
NCL Corp. Ltd.
8.13%, 01/15/2029 (A)	1,800,000	1,913,292
Travel & Leisure Co.
6.60%, 10/01/2025	3,450,000	3,478,980
VOC Escrow Ltd.
5.00%, 02/15/2028 (A)	3,366,000	3,284,308
		29,682,660
Household Products - 0.2%
Central Garden & Pet Co.
5.13%, 02/01/2028 (B)	1,141,000	1,112,902
Insurance - 1.5%
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	2,750,000	2,786,294
Kuvare US Holdings, Inc.
Fixed until 05/01/2026, 7.00% (C), 02/17/2051 (A)	1,500,000	1,500,000
Markel Group, Inc.
Fixed Until 06/01/2025, 6.00% (C), 06/01/2025 (D)	4,000,000	3,976,229
SBL Holdings, Inc.
Fixed until 11/13/2026, 6.50% (C), 11/13/2026 (A)(D)	2,500,000	2,092,714
		10,355,237
IT Services - 0.5%
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	1,978,749
Unisys Corp.
6.88%, 11/01/2027 (A)	2,000,000	1,791,926
		3,770,675
Leisure Products - 0.2%
Vista Outdoor, Inc.
4.50%, 03/15/2029 (A)	1,520,000	1,512,209
Machinery - 0.9%
JB Poindexter & Co., Inc.
8.75%, 12/15/2031 (A)	3,100,000	3,258,537
Regal Rexnord Corp.
6.30%, 02/15/2030	2,549,000	2,648,265
		5,906,802
Media - 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030 (A)	2,000,000	1,750,172
Nexstar Media, Inc.
4.75%, 11/01/2028 (A)(B)	2,986,000	2,744,739
		4,494,911
Metals & Mining - 1.0%
ATI, Inc.
5.88%, 12/01/2027	4,002,000	3,971,238
Carpenter Technology Corp.
7.63%, 03/15/2030	250,000	260,815
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (A)(B)	$ 2,647,000	$ 2,602,363
		6,834,416
Mortgage Real Estate Investment Trusts - 0.5%
Starwood Property Trust, Inc.
4.38%, 01/15/2027 (A)	3,500,000	3,361,153
Oil, Gas & Consumable Fuels - 2.4%
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 01/15/2027	1,875,000	1,917,236
Hess Midstream Operations LP
5.13%, 06/15/2028 (A)	1,000,000	973,444
Murphy Oil Corp.
6.38%, 07/15/2028	1,230,000	1,238,080
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (A)	2,000,000	2,037,010
ONEOK Partners LP
6.85%, 10/15/2037	1,000,000	1,103,696
Permian Resources Operating LLC
5.88%, 07/01/2029 (A)	2,250,000	2,236,172
9.88%, 07/15/2031 (A)	1,750,000	1,951,654
Summit Midstream Holdings LLC
8.63%, 10/31/2029 (A)	1,825,000	1,867,200
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/2028	1,190,000	1,185,429
7.00%, 09/15/2028 (A)	1,850,000	1,902,827
Valero Energy Corp.
8.75%, 06/15/2030	300,000	355,440
		16,768,188
Passenger Airlines - 0.6%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (A)	1,800,000	1,815,723
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/2025 (A)(B)	3,440,000	2,166,552
		3,982,275
Personal Care Products - 0.4%
Edgewell Personal Care Co.
5.50%, 06/01/2028 (A)	3,000,000	2,940,480
Pharmaceuticals - 0.1%
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (A)	1,100,000	847,000
Software - 0.7%
ACI Worldwide, Inc.
5.75%, 08/15/2026 (A)	600,000	598,129
Concentrix Corp.
6.60%, 08/02/2028 (B)	3,990,000	4,100,655
		4,698,784
Specialized REITs - 0.4%
Iron Mountain, Inc.
4.88%, 09/15/2027 (A)	3,050,000	2,978,325
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 1.7%
Academy Ltd.
6.00%, 11/15/2027 (A)	$ 5,150,000	$ 5,098,500
Bath & Body Works, Inc.
6.69%, 01/15/2027	1,000,000	1,015,975
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028 (A)	3,900,000	3,657,898
Sonic Automotive, Inc.
4.63%, 11/15/2029 (A)(B)	2,500,000	2,284,484
		12,056,857
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp.
8.10%, 07/15/2036	405,000	491,635
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc.
4.25%, 03/15/2029 (A)	4,000,000	3,694,367
Tapestry, Inc.
7.70%, 11/27/2030	3,000,000	3,167,033
		6,861,400
Transportation Infrastructure - 0.4%
GN Bondco LLC
9.50%, 10/15/2031 (A)(B)	2,600,000	2,447,478
Total Corporate Debt Securities (Cost $287,839,051)		284,274,837

	Shares	Value
PREFERRED STOCKS - 5.5%
Banks - 1.0%
Dime Community Bancshares, Inc., 5.50%	89,412	1,672,899
M&T Bank Corp., Series J, 7.50% (B)(E)	81,500	2,144,265
Morgan Stanley, Series Q, 6.63% (B)(E)	65,000	1,680,900
Regions Financial Corp., Fixed until 09/15/2029, 6.95% (B)(C)(E)	51,500	1,288,530
		6,786,594
Capital Markets - 0.2%
Morgan Stanley, Series P, 6.50% (B)	60,000	1,542,000
Consumer Finance - 0.5%
Synchrony Financial, Series B, Fixed until 05/15/2029, 8.25% (C)	142,000	3,622,420
Electric Utilities - 0.3%
SCE Trust VIII, Series N, 6.95% (E)	75,000	1,900,500
Insurance - 1.7%
Allstate Corp., Series J, 7.38% (B)	73,000	1,942,530
Aspen Insurance Holdings Ltd., 5.63%	20,000	396,600
Athene Holding Ltd., Series A, Fixed until 06/30/2029, 6.35% (C)	35,000	848,750
	Shares	Value
PREFERRED STOCKS (continued)
Insurance (continued)
Athene Holding Ltd., Fixed until 03/30/2029, 7.25% (B)(C)	160,000	$ 4,032,000
Enstar Group Ltd., Series E, 7.00% (B)	50,000	1,012,500
F&G Annuities & Life, Inc., 7.95%	97,000	2,531,700
Reinsurance Group of America, Inc., Fixed until 10/15/2027, 7.13% (C)	40,000	1,033,600
		11,797,680
Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp., Series E, Fixed until 10/15/2024, 6.50% (C)	49,300	1,221,161
Annaly Capital Management, Inc., Series F, 3-Month Term SOFR + 5.25%, 10.59% (C)	40,784	1,044,478
New York Mortgage Trust, Inc., Series F, Fixed until 10/15/2026, 6.88% (C)	120,000	2,515,200
Rithm Capital Corp., Series D, Fixed until 11/15/2026, 7.00% (C)	65,000	1,522,300
Two Harbors Investment Corp., Series B, Fixed until 07/27/2027, 7.63% (C)	7,243	164,054
		6,467,193
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP, Series A-1, 6.50%	39,500	592,500
Trading Companies & Distributors - 0.3%
Triton International Ltd., Series E, 5.75%	100,000	2,091,000
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc., Series VV, 6.00%	123,000	2,122,980
U.S. Cellular Corp., 5.50% (B)	60,100	1,226,040
		3,349,020
Total Preferred Stocks (Cost $41,020,038)		38,148,907
OTHER INVESTMENT COMPANY - 4.7%
Securities Lending Collateral - 4.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (F)	32,435,207	32,435,207
Total Other Investment Company (Cost $32,435,207)		32,435,207
Transamerica Funds

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp.,
2.50% (F), dated 07/31/2024, to be
repurchased at $680,538 on 08/01/2024.
Collateralized by a U.S. Government
Obligation, 5.00%, due 09/30/2025, and
with a value of $694,288.
$ 680,491	$ 680,491
Total Repurchase Agreement (Cost $680,491)	680,491
Total Investments (Cost $631,147,096)	720,422,153
Net Other Assets (Liabilities) - (3.9)%	(26,835,841)
Net Assets - 100.0%	$ 693,586,312
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$364,882,711	$—	$—	$364,882,711
Corporate Debt Securities	—	284,274,837	—	284,274,837
Preferred Stocks	38,148,907	—	—	38,148,907
Other Investment Company	32,435,207	—	—	32,435,207
Repurchase Agreement	—	680,491	—	680,491
Total Investments	$435,466,825	$284,955,328	$—	$720,422,153
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $183,864,899, representing 26.5% of the
Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $31,774,893, collateralized by cash collateral of $32,435,207 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $32,560. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Non-income producing security.
(F)	Rate disclosed reflects the yield at July 31, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Multi-Asset Income (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Funds

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds